Pensions	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Pensions
3 4	PENSIONS
The Group participates in various employee retirement benefit plans (Note 3(aa)). Expenses incurred by the Group in connection with the retirement benefit plans for the year ended December 31, 2021 amounted to RMB 19,939 (2020: RMB 16,833, 2019: RMB 20,196).
For the years ended December 31, 2021
,
the Group had no forfeited in the defined contribution plans available for the Group used to reduce the existing contribution level.